Summary of Derivatives Additional Information Including Notional Amounts (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Foreign exchange forward contracts
Derivative [Line Items]
Notional amount	¥ 1,227,889	¥ 1,364,147
Fair value	(7,305)	(8,825)
Currency option contracts purchased
Derivative [Line Items]
Notional amount	9,878	5,822
Fair value	91	19
Currency option contracts written
Derivative [Line Items]
Notional amount	152	423
Fair value	(1)	(9)
Currency swap agreements
Derivative [Line Items]
Notional amount	519,041	117,028
Fair value	2,206	2,015
Other currency contracts
Derivative [Line Items]
Notional amount	48,347	46,201
Fair value	1,743	1,734
Interest rate swap agreements
Derivative [Line Items]
Notional amount	451,416	448,353
Fair value	(19,435)	(13,589)
Credit default swap agreements
Derivative [Line Items]
Notional amount	1,367	4,841
Fair value	¥ 1	¥ 6